Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2016 and 2015, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$3,541,433	$—	$3,541,433
U.S. states, territories and municipalities	—	560,728	123,827	684,555
Non-U.S. sovereign government, supranational and government related	—	1,136,034	—	1,136,034
Corporate	—	5,705,522	—	5,705,522
Asset-backed securities	—	24,709	99,351	124,060
Residential mortgage-backed securities	—	2,240,897	—	2,240,897
Fixed maturities	$—	$13,209,323	$223,178	$13,432,501
Short-term investments	$—	$21,697	$—	$21,697
Equities
Finance	$973	$4,960	$20,934	$26,867
Technology	—	—	9,800	9,800
Insurance	—	1,800	—	1,800
Consumer noncyclical	6	—	—	6
Mutual funds and exchange traded funds	—	—	153	153
Equities	$979	$6,760	$30,887	$38,626
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$5,263	$—	$5,263
Insurance-linked securities	—	—	10,130	10,130
Total return swaps	—	—	1,989	1,989
TBAs	—	1,369	—	1,369
Other
Notes and loan receivables and notes securitization	—	1,500	141,693	143,193
Private equities	—	—	305,729	305,729
Derivative liabilities
Foreign exchange forward contracts	—	(7,142)	—	(7,142)
Insurance-linked securities	—	—	(97)	(97)
Total return swaps	—	—	(3,217)	(3,217)
Interest rate swaps	—	(13,403)	—	(13,403)
TBAs	—	(185)	—	(185)
Other invested assets	$—	$(12,598)	$456,227	$443,629
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$171,975	$—	$171,975
Non-U.S. sovereign government, supranational and government related	—	104,512	—	104,512
Corporate	—	71,365	—	71,365
Short-term investments	—	1,603	—	1,603
Other invested assets	—	—	4,540	4,540
Funds held–directly managed	$—	$349,455	$4,540	$353,995
Total	$979	$13,574,637	$714,832	$14,290,448

December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,872,845	$—	$2,872,845
U.S. states, territories and municipalities	—	639,479	138,847	778,326
Non-U.S. sovereign government, supranational and government related	—	1,332,925	—	1,332,925
Corporate	—	5,086,199	—	5,086,199
Asset-backed securities	—	668,117	369,699	1,037,816
Residential mortgage-backed securities	—	2,290,640	—	2,290,640
Other mortgage-backed securities	—	49,511	—	49,511
Fixed maturities	$—	$12,939,716	$508,546	$13,448,262
Short-term investments	$—	$46,688	$—	$46,688
Equities
Insurance	$72,226	$7,799	$—	$80,025
Finance	29,422	5,497	22,760	$57,679
Real estate investment trusts	46,379	—	—	46,379
Consumer noncyclical	43,375	—	—	43,375
Industrials	26,863	7,401	—	34,264
Technology	21,177	—	8,207	29,384
Consumer cyclical	25,871	—	—	25,871
Communications	20,939	—	1,985	22,924
Other	28,197	—	—	28,197
Mutual funds and exchange traded funds	71,159	—	4,604	75,763
Equities	$385,608	$20,697	$37,556	$443,861
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$15,311	$—	$15,311
Futures contracts	5,675	—	—	5,675
Insurance-linked securities	—	—	9,428	9,428
Total return swaps	—	—	2,745	2,745
Other
Notes and loan receivables and notes securitization	—	—	125,922	125,922
Annuities and residuals	—	—	8,436	8,436
Private equities	—	—	71,298	71,298
Derivative liabilities
Foreign exchange forward contracts	—	(15,109)	—	(15,109)
Futures contracts	(140)	—	—	(140)
Insurance-linked securities	—	—	(3,944)	(3,944)
Total return swaps	—	—	(2,878)	(2,878)
Interest rate swaps	—	(24,383)	—	(24,383)
TBAs	—	(1,462)	—	(1,462)
Other invested assets	$5,535	$(25,643)	$211,007	$190,899
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$169,951	$—	$169,951
Non-U.S. sovereign government, supranational and government related	—	119,487	—	119,487
Corporate	—	99,349	—	99,349
Short-term investments	—	966	—	966
Other invested assets	—	—	10,146	10,146
Funds held–directly managed	$—	$389,753	$10,146	$399,899
Total	$391,143	$13,371,211	$767,255	$14,529,609

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2016 and 2015, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2016	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases and issuances	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$138,847	$(14,240)	$—	$(780)	$—	$123,827	$(14,240)
Asset-backed securities	369,699	21	191,048	(461,417)	—	99,351	(4,628)
Fixed maturities	$508,546	$(14,219)	$191,048	$(462,197)	$—	$223,178	$(18,868)
Equities
Finance	$22,760	$3,438	$—	$(5,264)	$—	$20,934	$3,211
Technology	8,207	1,143	450	—	—	9,800	1,143
Communications	1,985	209	—	(2,194)	—	—	55
Mutual funds and exchange traded funds	4,604	(242)	—	(4,209)	—	153	14
Equities	$37,556	$4,548	$450	$(11,667)	$—	$30,887	$4,423
Other invested assets
Derivatives, net	$5,351	$(3,314)	$2,256	$4,512	$—	$8,805	$(1,772)
Notes and loan receivables and notes securitization	125,922	2,599	71,828	(58,656)	—	141,693	2,278
Annuities and residuals	8,436	262	—	(8,698)	—	—	—
Private equities	71,298	6,764	236,022	(8,355)	—	305,729	2,827
Other invested assets	$211,007	$6,311	$310,106	$(71,197)	$—	$456,227	$3,333
Funds held–directly managed	$10,146	$1,698	$1,011	$(8,315)	$—	$4,540	$1,678
Total	$767,255	$(1,662)	$502,615	$(553,376)	$—	$714,832	$(9,434)

(1)	Settlements and sales of fixed maturities, equities, other invested assets and funds held - directly managed include sales of $276 million, $12 million, $43 million and $8 million, respectively.

For the year ended December 31, 2015	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$149,728	$16,660	$16,440	$(43,981)	$—	$138,847	$16,650
Asset-backed securities	449,918	(11,208)	171,249	(240,260)	—	369,699	(10,368)
Fixed maturities	$599,646	$5,452	$187,689	$(284,241)	$—	$508,546	$6,282
Equities
Finance	$20,353	$2,540	$—	$(133)	$—	$22,760	$2,540
Technology	8,555	(348)	—	—	—	8,207	(348)
Communications	2,640	(655)	—	—	—	1,985	(655)
Mutual funds and exchange traded funds	8,586	471	249,340	(253,793)	—	4,604	(1,009)
Equities	$40,134	$2,008	$249,340	$(253,926)	$—	$37,556	$528
Other invested assets
Derivatives, net	$(1,858)	$804	$(2,051)	$8,456	$—	$5,351	$7,648
Notes and loan receivables and notes securitization	44,817	(2,223)	88,675	(5,347)	—	125,922	(2,223)
Annuities and residuals	13,243	(866)	—	(3,941)	—	8,436	(472)
Private equities	59,872	1,239	14,484	(4,297)	—	71,298	1,119
Other invested assets	$116,074	$(1,046)	$101,108	$(5,129)	$—	$211,007	$6,072
Funds held–directly managed	$13,530	$(3,184)	$—	$(200)	$—	$10,146	$(3,252)
Total	$769,384	$3,230	$538,137	$(543,496)	$—	$767,255	$9,630

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)	Settlements and sales of mutual funds and exchange traded funds include sales of $4 million.

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2016 and 2015 were as follows (fair value in thousands of U.S. dollars):

December 31, 2016	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$123,827	Discounted cash flow	Credit spreads	1.5% – 10.5% (6.3%)
Asset-backed securities	99,351	Discounted cash flow	Credit spreads	4.1% – 18.5% (14.9%)
Equities
Finance	20,934	Weighted market comparables	Net income multiple	20.3 (20.3)
			Tangible book value multiple	1.9 (1.9)
			Liquidity discount	25.0% (25.0%)
			Comparable return	36.9% (36.9%)
Technology	9,800	Reported market value	Tangible book value multiple	100.0% (100.0%)
Other invested assets
Total return swaps, net	(1,228)	Discounted cash flow	Credit spreads	2.9% – 29.4% (19.3%)
Insurance-linked securities – longevity swaps	9,218	Discounted cash flow	Credit spreads	2.6% (2.6%)
Notes and loan receivables	131,176	Discounted cash flow	Credit spreads	4.2% – 24.4% (5.2%)
Notes and loan receivables	8,953	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.2 (1.2)
Notes securitization	1,564	Discounted cash flow	Credit spreads	3.3% (3.3%)
Private equity – direct	5,019	Discounted cash flow and weighted market comparables	Net income multiple	8.6 (8.6)
			Tangible book value multiple	2.0 (2.0)
			Recoverability of intangible assets	0% (0%)
Private equity funds	11,064	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-0.7% (-0.7%)
Private equity – other	29,949	Discounted cash flow	Effective yield	5.8% (5.8%)
Funds held–directly managed
Other invested assets	4,540	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	0% (0%)

December 31, 2015	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$138,847	Discounted cash flow	Credit spreads	1.2% – 10.3% (4.1%)
Asset-backed securities	369,699	Discounted cash flow	Credit spreads	4.1% – 11.4% (7.7%)
Equities
Finance	16,627	Weighted market comparables	Net income multiple	14.4 (14.4)
			Tangible book value multiple	1.5 (1.5)
			Liquidity discount	25.0% (25.0%)
			Comparable return	7.9% (7.9%)
Finance	6,133	Profitability analysis	Projected return on equity	14.0% (14.0%)
Technology	8,207	Weighted market comparables	Revenue multiple	1.2 (1.2)
			Adjusted earnings multiple	8.4 (8.4)
Communications	1,985	Weighted market comparables	Adjusted earnings multiple	9.4 (9.4)
			Comparable return	0% (0%)
Other invested assets
Total return swaps, net	(133)	Discounted cash flow	Credit spreads	3.0% – 29.3% (16.5%)
Insurance-linked securities – longevity swaps	9,428	Discounted cash flow	Credit spreads	2.4% (2.4%)
Notes and loan receivables	84,080	Discounted cash flow	Credit spreads	6.0% – 26.8% (7.4%)
Notes and loan receivables	10,415	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 – 1.5 (1.5)
Notes securitization	31,427	Discounted cash flow	Credit spreads	2.4% – 7.1% (6.9%)
Annuities and residuals	8,436	Discounted cash flow	Credit spreads	5.1% – 15.4% (12.7%)
			Prepayment speed	0% – 15.0% (2.1%)
			Constant default rate	0.3% – 17.5% (4.4%)
Private equity – direct	8,792	Discounted cash flow and weighted market comparables	Net income multiple	9.2 (9.2)
			Tangible book value multiple	1.9 (1.9)
			Recoverability of intangible assets	0% (0%)
Private equity funds	29,222	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-4.9% – 5.2% (-0.5%)
Private equity – other	33,284	Discounted cash flow	Effective yield	5.8% (5.8%)
Funds held–directly managed
Other invested assets	10,146	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-16.0% – 0% (-15.0%)

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Fixed maturities and short-term investments	$(90,334)	$(276,776)	$228,781
Equities	$(14,850)	(187,561)	2,605
Other invested assets	11,066	(1,835)	(2,664)
Funds held–directly managed	(721)	(6,323)	1,382
Total	$(94,839)	$(472,495)	$230,104

Carrying values and fair values of financial instrument liabilities
The carrying values and fair values of the senior notes and CENts at December 31, 2016 and 2015 were as follows (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
U.S. dollar intercompany debt related to senior notes(1)	$500,000	$547,145	$750,000	$829,755
Euro senior notes(2)	773,883	753,499	—	—
U.S. dollar intercompany debt related to CENts(1)	70,989	66,817	70,989	70,856

(1)
PartnerRe Finance A LLC and PartnerRe Finance B LLC, the issuers of the U.S. dollar senior notes, and PartnerRe Finance II Inc., the issuer of the CENts, do not meet the consolidation criteria under U.S. GAAP. Accordingly, the debt issued externally is not reflected as a liability in the Consolidated Balance Sheet. The carrying value reflected in the table above reflects the intercompany debt recognized which is not eliminated in the Consolidated Balance Sheet. The carrying value of the CENTs that is not reflected in the Company’s Consolidated Balance Sheet was $63 million at December 31, 2016 and 2015 (see Note 10).

(2)
PartnerRe Ireland Finance DAC, the issuer of the Euro senior notes issued in 2016, meets the consolidation criteria under U.S. GAAP. Accordingly, the Company recognizes the debt issued to third parties of €750 million in its Consolidated Balance Sheet at December 31, 2016. The intercompany debt has been eliminated on consolidation (see Note 10).